Stock-Based Compensation - Unvested Restricted Stock Awards (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of shares | shares	1,032,715
Granted, Number of shares | shares	792,803
Vested, Number of shares | shares	(516,491)
Forfeited, Number of shares | shares	(81,169)
Ending Balance, Number of shares | shares	1,227,858
Beginning Balance, Weighted Average Grant Date Fair Value | $ / shares	$ 4.32
Granted, Weighted Average Grant Date Fair Value | $ / shares	4.38
Vested, Weighted Average Grant Date Fair Value | $ / shares	4.27
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	4.86
Ending Balance, Weighted Average Grant Date Fair Value | $ / shares	$ 4.34
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares | shares	226,352
Forfeited, Number of shares | shares	(41,770)
Ending Balance, Number of shares | shares	184,582
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 7.41
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	7.41
Ending Balance, Weighted Average Grant Date Fair Value | $ / shares	$ 7.41